Cash and Investments - Fair value assets valuation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Jan. 01, 2022 USD ($)
Cash and Investments
Assets	$ 91,985.1	$ 78,818.5	$ 76,124.4
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(112.5)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 60.1
Digit
Cash and Investments
Ownership percentage	49.00%
Fairfax India | IIFL Finance
Cash and Investments
Ownership percentage	15.10%
Realized gain on remeasurement of investment	$ 204.2
Private placement debt securities | Sensitivity Analysis, increase in credit spreads
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (22.2)
Private placement debt securities | Sensitivity Analysis, decrease in credit spreads
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(1.00%)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 21.4
Private placement debt securities | Discounted cash flow
Cash and Investments
Number of investments | item	10	10
Private placement debt securities | Discounted cash flow | Credit spread | Low
Cash and Investments
Significant unobservable input	0.018
Private placement debt securities | Discounted cash flow | Credit spread | High
Cash and Investments
Significant unobservable input	0.099
Private placement debt securities - largest investment | Discounted cash flow
Cash and Investments
Assets	$ 148.9	$ 285.0
Mortgage loans
Cash and Investments
Number of investments | item	102	50
Mortgage loans | Sensitivity Analysis, increase in credit spreads
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Mortgage loans | Sensitivity Analysis, decrease in credit spreads
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(2.00%)
Mortgage loans | Discounted cash flow | Credit spread | Low
Cash and Investments
Significant unobservable input	0.029
Mortgage loans | Discounted cash flow | Credit spread | High
Cash and Investments
Significant unobservable input	0.105
Mortgage loans - largest investment
Cash and Investments
Assets	$ 235.0	$ 250.0
Private company preferred shares | Sensitivity Analysis, increase in discount rate
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (319.1)
Private company preferred shares | Sensitivity Analysis, decrease in discount rate
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(1.00%)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 457.5
Private company preferred shares | Sensitivity Analysis, increase in long term growth rate
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 122.0
Private company preferred shares | Sensitivity Analysis, decrease in long term growth rate
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(0.50%)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (119.5)
Private company preferred shares | Discounted cash flow | Discount rate | Low
Cash and Investments
Significant unobservable input	0.120
Private company preferred shares | Discounted cash flow | Discount rate | High
Cash and Investments
Significant unobservable input	0.120
Private company preferred shares | Discounted cash flow | Long term growth rate | Low
Cash and Investments
Significant unobservable input	0.063
Private company preferred shares | Discounted cash flow | Long term growth rate | High
Cash and Investments
Significant unobservable input	0.063
Private placement preferred shares | Discounted cash flow | Credit spread | Low
Cash and Investments
Significant unobservable input	0.055
Private placement preferred shares | Discounted cash flow | Credit spread | High
Cash and Investments
Significant unobservable input	0.061
Limited partnerships and other
Cash and Investments
Number of investments | item	42	45
Limited partnerships and other | Sensitivity Analysis, increase in net asset values
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 199.8
Limited partnerships and other | Sensitivity Analysis, decrease in net asset values
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(10.00%)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (199.8)
Investment property | Income capitalization | Terminal capitalization rate | Low
Cash and Investments
Significant unobservable input	0.063
Investment property | Income capitalization | Terminal capitalization rate | High
Cash and Investments
Significant unobservable input	0.090
Investment property | Income capitalization | Discount rate | Low
Cash and Investments
Significant unobservable input	0.080
Investment property | Income capitalization | Discount rate | High
Cash and Investments
Significant unobservable input	0.103
Investment property | Income capitalization | Market rent growth rate | Low
Cash and Investments
Significant unobservable input	0.025
Investment property | Income capitalization | Market rent growth rate | High
Cash and Investments
Significant unobservable input	0.030
Investment property | Sales comparison | Price per acre (Cdn$ thousands) | Low
Cash and Investments
Significant unobservable input	43,500
Investment property | Sales comparison | Price per acre (Cdn$ thousands) | High
Cash and Investments
Significant unobservable input	160,000.0
Industrials
Cash and Investments
Assets	$ 315.0
Industrials One
Cash and Investments
Assets		$ 189.5
Industrials Two
Cash and Investments
Assets		176.1
Industrials and Consumer Discretionary
Cash and Investments
Assets	242.5
Oil and gas extraction
Cash and Investments
Assets	235.3	$ 374.8
Significant unobservable inputs (Level 3)
Cash and Investments
Assets	11,460.0
Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Assets	5,797.0
Significant unobservable inputs (Level 3) | Private placement debt securities | Discounted cash flow
Cash and Investments
Assets	903.6
Significant unobservable inputs (Level 3) | Mortgage loans | Market approach
Cash and Investments
Assets	4,685.4
Significant unobservable inputs (Level 3) | Other | Various
Cash and Investments
Assets	208.0
Significant unobservable inputs (Level 3) | Preferred Stocks
Cash and Investments
Assets	2,142.0
Significant unobservable inputs (Level 3) | Private company preferred shares | Discounted cash flow
Cash and Investments
Assets	1,787.8
Significant unobservable inputs (Level 3) | Private placement preferred shares | Discounted cash flow
Cash and Investments
Assets	290.2
Significant unobservable inputs (Level 3) | Other | Various
Cash and Investments
Assets	64.0
Significant unobservable inputs (Level 3) | Common Stocks
Cash and Investments
Assets	3,028.5
Significant unobservable inputs (Level 3) | Limited partnerships and other | Net asset value
Cash and Investments
Assets	1,998.2
Significant unobservable inputs (Level 3) | Private equity funds | Net asset value
Cash and Investments
Assets	402.0
Significant unobservable inputs (Level 3) | Other | Various
Cash and Investments
Assets	628.3
Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Assets	492.5
Significant unobservable inputs (Level 3) | Investment property | Income capitalization
Cash and Investments
Assets	302.7
Significant unobservable inputs (Level 3) | Investment property | Sales comparison
Cash and Investments
Assets	83.0
Significant unobservable inputs (Level 3) | Other | Various
Cash and Investments
Assets	$ 106.8